UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                    FORM 24F-2
         ANNUAL NOTICE OF SECURITIES SOLD
              PURSUANT TO RULE 24F-2

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1. Name and address of issuer:
                                   Access One Trust
                                   7501 Wisconsin Avenue, Suite 1000
                                   Bethesda, Maryland 20814

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                       []
Access High Yield Fund
Access Money Market Fund
Access Flex Bear High Yield Fund
Access Flex High Yield Fund

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3. Investment Company Act File Number:  811-21634

   Securities Act File Number:          333-119022

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4(a). Last day of the fiscal year for which this Form is filed:

                                           October 31, 2005

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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5. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during the fiscal
             year pursuant to section 24(f):                                                                $983,210,296
                                                                                                            ------------
    (ii)   Aggregate price of securities redeemed or repurchased
             during the fiscal year:                                                  $690,760,871
                                                                                      ------------
    (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
             October 11, 1995 that were not previously used to reduce
             registration fees payable to the Commission:                                       $0
                                                                                      ------------
    (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                      -          $690,760,871
                                                                                                            ------------
    (v)    Net sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                                                          $292,449,425
                                                                                                            ------------
    ----------------------------------------------------------------------------------------------
    (vi)   Redemption credits available for use in future years - if
             Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from                        $0
             Item 5(i)]:                                                              ------------
    ----------------------------------------------------------------------------------------------

    (vii)  Multiplier for determining registration fee (See Instruction C.9):                    x             0.0001070
                                                                                                            ------------
    (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due):                                                                    $31,292.09
                                                                                                            ------------

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

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6. Prepaid shares
     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7. Interest due.-- If this Form is being filed more than
     90 days after the end of the issuers fiscal year
     (see Instruction D):
                                                                              $0
                                                                      ----------

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8. Total of amount of the registration fee due plus any
     interest due [Line 5(viii) plus line 7]:
                                                                      $31,292.09
                                                                      ==========

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9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
           01/12/06
         ------------

         Method of Delivery:
                                    [ X ] Wire Transfer
                                    [   ] Mail or other means

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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*       /s/ Troy A. Sheets
                                    --------------------------------------------

                                    Troy A. Sheets, Treasurer
                                    --------------------------------------------

    Date                   01/11/06
    -------------------------------

      * Please print the name and title of the signing officer below the signature.

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